Reserves - Summary of Exercisable Options Per Stock Option (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options	4,741,930	6,875,616	10,358,475
Weighted average outstanding maturity period (years), Outstanding options	3 years 2 months 1 day
Number of options, Exercisable options	4,068,630
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price, Exercisable options	3 years 18 days
0.01 to 8.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options	36,500
Weighted average outstanding maturity period (years), Outstanding options	9 months 21 days
Number of options, Exercisable options	36,500
0.01 to 8.00 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price, Exercisable options	9 months 21 days
8.01 to 16.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options	40,000
Weighted average outstanding maturity period (years), Outstanding options	4 years 10 days
Number of options, Exercisable options	20,000
8.01 to 16.00 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price, Exercisable options	4 years 10 days
16.01 to 24.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options	1,470,150
Weighted average outstanding maturity period (years), Outstanding options	3 years 7 months 6 days
Number of options, Exercisable options	1,123,325
16.01 to 24.00 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price, Exercisable options	3 years 4 months 24 days
24.01 to 32.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options	2,336,328
Weighted average outstanding maturity period (years), Outstanding options	2 years 10 months 17 days
Number of options, Exercisable options	2,198,128
24.01 to 32.00 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price, Exercisable options	2 years 10 months 2 days
32.01 to 40.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Outstanding options	858,952
Weighted average outstanding maturity period (years), Outstanding options	3 years 3 months 18 days
Number of options, Exercisable options	690,677
32.01 to 40.00 | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price, Exercisable options	3 years 3 months 3 days